Segment Geographical Information and Major Customers - Schedule of Long-Lived Assets Net by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Lived Assets Net by Geographic Areas [Line Items]
Long-lived assets, net, by geographic areas	$ 48	$ 43
Israel [Member]
Schedule of Long-Lived Assets Net by Geographic Areas [Line Items]
Long-lived assets, net, by geographic areas	43	40
Other [Member]
Schedule of Long-Lived Assets Net by Geographic Areas [Line Items]
Long-lived assets, net, by geographic areas	$ 5	$ 3